Convertible Preferred Shares (Details) $ / shares in Units, $ in Thousands										2 Months Ended			3 Months Ended
	Nov. 01, 2019 USD ($) item $ / shares shares	Sep. 16, 2019 USD ($) item $ / shares shares	May 02, 2018 USD ($) item $ / shares shares	Apr. 16, 2018 USD ($) item $ / shares shares	Sep. 15, 2017 USD ($) item $ / shares shares	Aug. 15, 2017 USD ($) item $ / shares shares	Nov. 11, 2016 USD ($) item $ / shares shares	Mar. 31, 2015 USD ($) item $ / shares shares	Dec. 23, 2014 USD ($) item $ / shares shares	Nov. 01, 2019 USD ($) $ / shares	May 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2015 USD ($) $ / shares
Convertible Preferred Shares
Proceeds from issuance of convertible preferred shares, net of issuance costs | $			$ 115,007	$ 115,007
Series A convertible preferred shares
Convertible Preferred Shares
Number of shares issued during the period | shares								65,288,360	65,288,360
Par value of convertible preferred shares								$ 0.00005	$ 0.00005				$ 0.00005
Shares issued price per share								$ 0.1378	$ 0.1378				$ 0.1378
Number of investors | item								1	2
Proceeds from issuance of convertible preferred shares, net of issuance costs | $								$ 500	$ 8,500				$ 9,000
Series A-1 convertible preferred shares
Convertible Preferred Shares
Number of shares issued during the period | shares	13,679,270						13,679,270
Par value of convertible preferred shares							$ 0.00005
Shares issued price per share	$ 0.2193						$ 0.2193			$ 0.2193
Number of investors | item							1
Proceeds from issuance of convertible preferred shares, net of issuance costs | $							$ 3,000
Series B convertible preferred shares
Convertible Preferred Shares
Number of shares issued during the period | shares					87,756,440	87,756,440
Par value of convertible preferred shares					$ 0.00005	$ 0.00005
Shares issued price per share					$ 0.3305	$ 0.3305
Number of investors | item					2	3
Proceeds from issuance of convertible preferred shares, net of issuance costs | $					$ 4,000	$ 25,000						$ 29,000
Series C convertible preferred shares
Convertible Preferred Shares
Number of shares issued during the period | shares			60,468,490	60,468,490
Par value of convertible preferred shares			$ 0.00005	$ 0.00005
Shares issued price per share			$ 1.9019	$ 1.9019
Number of investors | item			3	6
Proceeds from issuance of convertible preferred shares, net of issuance costs | $			$ 55,550	$ 59,457							$ 115,007
Series D convertible preferred shares
Convertible Preferred Shares
Number of shares issued during the period | shares	52,428,242	52,428,242
Par value of convertible preferred shares	$ 0.00005	$ 0.00005								0.00005
Shares issued price per share	$ 3.4317	$ 3.4317								$ 3.4317
Number of investors | item	1	3
Proceeds from issuance of convertible preferred shares, net of issuance costs | $	$ 5,000	$ 174,918								$ 179,918
Issuance costs | $	$ 1,938	$ 1,938